Shareholder Fees {- FundsManager 50% Portfolio}	May 27, 2022 USD ($)
02.28 VIP FundsManager 50% Portfolio Investor Solo PRO-13 | FundsManager 50% Portfolio
Shareholder Fees:
(fees paid directly from your investment)